Property, Plant and Equipment, Net (Details) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 668
Impairment for property, plant and equipment